SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND
       STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

                                   --------

Deutsche CROCI (Reg. TM) Equity Dividend Fund
Deutsche CROCI (Reg. TM) International Fund
Deutsche CROCI (Reg. TM) Sector Opportunities Fund
Deutsche CROCI (Reg. TM) U.S. Fund
Deutsche European Equity Fund

Deutsche Floating Rate Fund
Deutsche Global Growth Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Mid Cap Value Fund
Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Moderate Allocation Fund
Deutsche Multi-Asset Global Allocation Fund
Deutsche Real Assets Fund
Deutsche Select Alternative Allocation Fund
Deutsche Small Cap Value Fund




Class T shares are not available for purchase.






               Please Retain This Supplement for Future Reference


March 16, 2017
PRO_SAISTKR-320

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